Short-term and Long-term Debt and Payable - Summary of Long-term Debt and Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 25, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	¥ 49,742		¥ 71,646
Less: Current portion	(1,146)		(62,276)	[1]
Non-current portion	48,596		9,370	[1]
China Telecom Group [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable			61,710
Bank loans - unsecured [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	9,741		9,935
Bank loans - unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	9,148		9,245
Bank loans - unsecured [member] | US Dollars denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	370		446
Bank loans - unsecured [member] | Euro denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	¥ 223		239
Debt instrument interest rate	2.30%
Bank loans - unsecured [member] | Other currencies denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable			5
Other loans - unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	¥ 1		¥ 1
Other loans - unsecured [member] | China Telecom Group [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	¥ 40,000
Debt instrument interest rate		3.80%
Long-term debt and payable [member] | China Telecom Group [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	4.11%

[1]	restated